Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000069436_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000069436_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000069436_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000088100_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000088100_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000088100_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000088096_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000088096_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000088096_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000153158_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000153158_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000153158_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.46%
C000088097_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000088097_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000088097_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000088099_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000088099_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000088099_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000100043_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000100043_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000100043_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000177581_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000177581_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000177581_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.68%
C000211071_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000211071_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000211071_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000205023_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000205023_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000205023_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000088101_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000088101_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000088101_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000069436_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Investment Grade Bond Fund
C000069436_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000069436_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,079
C000069436_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,771
C000069436_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,927
C000069436_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,878
C000069436_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,983
C000069436_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,962
C000069436_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 13,229
C000069436_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,759
C000069436_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 11,757
C000069436_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,732	$ 12,732	$ 12,732	$ 12,732	$ 12,732	$ 12,732	$ 12,732
C000069436_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000069436_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000069436_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000069436_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000069436_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000069436_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000069436_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000069436_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000069436_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000069436_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000069436_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000069436_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	11,765	$ 11,765	$ 11,765
C000069436_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.29%
C000069436_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.22%
C000069436_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.44%
C000088100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000088100_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000088100_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,505
C000088100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,331
C000088100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,573
C000088100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,462
C000088100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,784
C000088100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,694
C000088100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,975
C000088100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,918
C000088100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,989
C000088100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,031	$ 12,031	12,031	12,031	12,031	$ 12,031	$ 12,031
C000088100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000088100_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088100_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,957
C000088100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,868
C000088100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,074
C000088100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,965
C000088100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,389
C000088100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,269
C000088100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,569
C000088100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,611
C000088100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,709
C000088100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,761	12,761	12,761	12,761	12,761	12,761	$ 12,761
C000088100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000088100_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088100_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000088100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000088100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000088100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000088100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000088100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000088100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000088100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000088100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000088100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	11,765	$ 11,765	$ 11,765
C000088100_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.11%
C000088100_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.40%)
C000088100_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.87%
C000088100_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.49%
C000088100_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.42%
C000088100_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.28%
C000088100_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000088100_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000088100_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%
C000088096_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Corporate Bond Fund
C000088096_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088096_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,942
C000088096_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,850
C000088096_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,151
C000088096_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,080
C000088096_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,532
C000088096_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,550
C000088096_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,897
C000088096_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,737
C000088096_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,858
C000088096_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,031	$ 13,031	13,031	13,031	13,031	$ 13,031	$ 13,031
C000088096_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000088096_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088096_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,957
C000088096_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,868
C000088096_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,074
C000088096_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,965
C000088096_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,389
C000088096_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,269
C000088096_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,569
C000088096_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,611
C000088096_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,709
C000088096_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,761	12,761	12,761	12,761	12,761	12,761	$ 12,761
C000088096_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000088096_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088096_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000088096_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000088096_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000088096_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000088096_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000088096_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000088096_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000088096_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000088096_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000088096_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	11,765	$ 11,765	$ 11,765
C000088096_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.89%
C000088096_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.78%
C000088096_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.68%
C000088096_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000088096_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000088096_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%
C000153158_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Short-Term Credit Fund
C000153158_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000153158_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,001
C000153158_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,199
C000153158_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,320
C000153158_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,405
C000153158_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,927
C000153158_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,402
C000153158_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,511
C000153158_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,082
C000153158_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,419	$ 11,419	11,419	11,419	11,419	$ 11,419	11,419
C000153158_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Credit 1-3 Years Bond Index
C000153158_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000153158_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,013
C000153158_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,251
C000153158_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,414
C000153158_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,476
C000153158_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,009
C000153158_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,451
C000153158_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,558
C000153158_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,112
C000153158_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,359	11,359	11,359	11,359	11,359	$ 11,359	11,359
C000153158_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000153158_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000153158_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,897
C000153158_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,488
C000153158_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,539
C000153158_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,429
C000153158_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,490
C000153158_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,233
C000153158_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									12,223
C000153158_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,816
C000153158_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,686	$ 10,686	10,686	10,686	10,686	$ 10,686	$ 10,686
C000153158_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.40%
C000153158_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.33%
C000153158_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000153158_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.04%
C000153158_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.01%
C000153158_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.09%
C000088097_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000088097_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000088097_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,512
C000088097_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,346
C000088097_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,597
C000088097_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,494
C000088097_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,830
C000088097_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,750
C000088097_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,036
C000088097_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,975
C000088097_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,051
C000088097_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,106	$ 12,106	12,106	12,106	12,106	12,106	$ 12,106
C000088097_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000088097_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088097_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,957
C000088097_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,868
C000088097_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,074
C000088097_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,965
C000088097_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,389
C000088097_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,269
C000088097_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,569
C000088097_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,611
C000088097_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,709
C000088097_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,761	12,761	12,761	12,761	12,761	12,761	$ 12,761
C000088097_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000088097_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088097_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000088097_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000088097_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000088097_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000088097_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000088097_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000088097_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000088097_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000088097_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000088097_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	11,765	$ 11,765	$ 11,765
C000088097_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.16%
C000088097_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.35%)
C000088097_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000088097_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.54%
C000088097_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.46%
C000088097_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.35%
C000088097_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000088097_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000088097_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%
C000088099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000088099_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088099_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,833
C000088099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,606
C000088099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,792
C000088099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,607
C000088099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,856
C000088099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,690
C000088099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,876
C000088099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,756
C000088099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,832
C000088099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,865	$ 11,865	11,865	11,865	11,865	$ 11,865	$ 11,865
C000088099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000088099_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088099_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,957
C000088099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,868
C000088099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,074
C000088099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,965
C000088099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,389
C000088099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,269
C000088099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,569
C000088099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,611
C000088099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,709
C000088099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,761	12,761	12,761	12,761	12,761	12,761	$ 12,761
C000088099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000088099_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088099_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000088099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000088099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000088099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000088099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000088099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000088099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000088099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000088099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000088099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	11,765	$ 11,765	$ 11,765
C000088099_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.71%
C000088099_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.29%)
C000088099_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.72%
C000088099_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.71%
C000088099_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.29%)
C000088099_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.72%
C000088099_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000088099_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000088099_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%
C000100043_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® U.S. Bond Index Fund
C000100043_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000100043_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,157
C000100043_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,764
C000100043_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,806
C000100043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,674
C000100043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,776
C000100043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,539
C000100043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,517
C000100043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,075
C000100043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,946
C000100043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,736	$ 11,736	11,736	11,736	11,736	$ 11,736	$ 11,736
C000100043_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000100043_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000100043_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000100043_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000100043_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000100043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000100043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000100043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000100043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000100043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000100043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000100043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765	$ 11,765
C000100043_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.21%
C000100043_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.07%)
C000100043_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.61%
C000177581_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® U.S. Bond Index Fund
C000177581_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177581_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,399
C000177581_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,283
C000177581_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,340
C000177581_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,077
C000177581_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									12,042
C000177581_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,659
C000177581_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,528	$ 10,528	10,528	10,528	$ 10,528	$ 10,528	10,528
C000177581_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177581_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177581_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,410
C000177581_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,300
C000177581_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,348
C000177581_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000177581_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									12,073
C000177581_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,682
C000177581_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,555	$ 10,555	$ 10,555	10,555	$ 10,555	10,555	10,555
C000177581_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.21%
C000177581_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.09%)
C000177581_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.63%
C000211071_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Bond Index Fund
C000211071_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000211071_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,601
C000211071_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,282
C000211071_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,266
C000211071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,962
C000211071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,850	$ 9,850	$ 9,850	9,850	9,850	9,850	9,850
C000211071_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000211071_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000211071_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,596
C000211071_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,282
C000211071_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,272
C000211071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,974
C000211071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,855	$ 9,855	$ 9,855	$ 9,855	9,855	9,855	9,855
C000211071_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.24%
C000211071_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.07%)
C000211071_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.03%
C000205023_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205023_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205023_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,334
C000205023_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,275
C000205023_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,601
C000205023_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,652
C000205023_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,761
C000205023_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,848	$ 11,848	11,848	$ 11,848	11,848	11,848	11,848
C000205023_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Credit Bond Index
C000205023_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205023_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,331
C000205023_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,135
C000205023_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,409
C000205023_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,618
C000205023_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,708
C000205023_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,670	11,670	11,670	$ 11,670	11,670	11,670	11,670
C000205023_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205023_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205023_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,086
C000205023_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,804
C000205023_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,794
C000205023_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,436
C000205023_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,311
C000205023_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	$ 11,064	11,064	$ 11,064	11,064	11,064	$ 11,064
C000205023_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.10%
C000205023_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.89%
C000205023_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.91%
C000205023_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000205023_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000205023_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.64%
C000088101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000088101_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,937
C000088101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,839
C000088101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,134
C000088101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,058
C000088101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,502
C000088101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,510
C000088101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,850
C000088101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,692
C000088101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,807
C000088101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,969	$ 12,969	12,969	12,969	12,969	12,969	$ 12,969
C000088101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Credit Bond Index
C000088101_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000088101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,957
C000088101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,868
C000088101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,074
C000088101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,965
C000088101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,389
C000088101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,269
C000088101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,569
C000088101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,611
C000088101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,709
C000088101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,761	12,761	12,761	12,761	12,761	12,761	$ 12,761
C000088101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000088101_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000088101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,156
C000088101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,761
C000088101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,814
C000088101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,701
C000088101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,789
C000088101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,553
C000088101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 12,542
C000088101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,098
C000088101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,965
C000088101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000088101_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.84%
C000088101_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.74%
C000088101_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.63%
C000088101_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.98%
C000088101_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000088101_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%